COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	2019	2018
Book value of consolidated assets pledged under ship mortgages	1,753	1,527